Share-based Payments - Movements in Number of Restricted Share Units Dependent on Non-market Performance Condition Outstanding under 2006 and 2016 Incentive Award Plan and Related Weighted Average Fair Values (Detail) - RSUs dependent on non-market performance condition [member]
	12 Months Ended
	Mar. 31, 2018 USD ($) yr	Mar. 31, 2017 USD ($) yr	Mar. 31, 2016 USD ($) yr
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	1,573,246	1,448,312
Granted	497,689	516,264
Exercised	(961,111)	(343,623)
Forfeited	(34,775)	(47,707)
Lapsed	(2,216)
Ending balance	1,072,833	1,573,246	1,448,312
Weighted average fair value, Beginning balance	$ 22.47	$ 19.25
Exercisable	309,312
Weighted average fair value, Granted	$ 30.85	30.26
Weighted average fair value, Exercised	21.45	20.18
Weighted average fair value, Forfeited	29.07	25.50
Weighted average fair value, Lapsed	23.47
Weighted average fair value, Ending balance	27.05	$ 22.47	$ 19.25
Weighted average fair value, exercisable	$ 20.90
Weighted average remaining contract term (in years) | yr	7.75	7.50	7.78
Weighted average remaining contract term (in years), exercisable | yr	5.94
Aggregate intrinsic value	$ 48,632,000	$ 45,011,000	$ 44,376,000
Aggregate intrinsic value, exercisable	$ 14,021,000